Employee Benefits	12 Months Ended
Dec. 31, 2018
Employee Benefits
Employee Benefits

17. Employee Benefits

The Company’s subsidiaries and VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries and VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2016, 2017 and 2018:

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Contributions to medical and pension schemes	44,313	91,302	158,113
Other employee benefits	10,674	14,595	23,958
Total	54,987	105,987	182,071